Other Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Other Current Liabilities [Abstract]
Schedule of Other Current Liabilities	At June 30, 2023 and December 31, 2022, other current liabilities consisted of the following:
	June 30,	December 31,
	2023	2022
Accrued expenses (a)	$410,349	$474,033
Advance from customers	501,288	188,069
Other payables (b)	1,040,675	1,066,690
	$1,952,312	$1,728,792
(a)	Accrued expenses mainly relate to staff-related expenses.
(b)	Other payables mainly include outstanding amounts owed to various non-trade vendors and value added tax (“VAT”) payables.